Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Interim Consolidated Statements of Operations [Abstract]
Vessel revenue, net	$ 45,030	$ 62,513
Fees from related parties	$ 1,324	$ 0
Revenue, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Revenue, net	$ 46,354	$ 62,513
Expenses:
Voyage expenses	(1,308)	(2,646)
Vessel operating expenses	(21,089)	(20,441)
Management fees	(374)	(753)
General and administration expenses	(10,681)	(8,520)
Amortization of deferred dry-docking costs	(2,161)	(2,101)
Depreciation	(12,019)	(11,198)
Gain on sale of vessels, net	8,094	0
Gain on forward freight agreements, net	(144)	(72)
Operating income	6,672	16,782
Other income / (expenses), net:
Interest and finance costs	(10,395)	(6,172)
Loss on extinguishment of debt	(540)	(1,285)
Interest and other income	882	159
Foreign currency exchange losses, net	(126)	94
Total other expenses, net	(10,179)	(7,204)
Net (loss) / income before taxes	(3,507)	9,578
Income taxes	0	28
Net (loss) / income	(3,507)	9,606
Dividends to non-vested participating securities	(76)	0
Net (loss) / income attributable to common shareholders, basic	(3,583)	9,606
Net (loss) / income attributable to common shareholders, diluted	$ (3,583)	$ 9,606
Net (loss) / income per common share, basic (in dollars per share)	$ (0.2)	$ 0.56
Net (loss) / income per common share, diluted (in dollars per share)	$ (0.2)	$ 0.54
Weighted average common shares outstanding, basic (in shares)	18,196,521	17,243,721
Weighted average common shares outstanding, diluted (in shares)	18,196,521	17,807,488